Unaudited Interim Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Income Statement [Abstract]
Diluted loss per ordinary share	$ (0.08)	$ (0.11)
Diluted weighted average number of ordinary shares outstanding	48,011,600	38,402,000

[1]	Giving retroactive effect to the share forward split on May 2, 2023.